COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Future minimum payments under non-cancelable operating leases:
2019	¥ 51,562,667
2020	48,609,754
2021	47,979,831
2022	41,862,755
2023	41,642,309
Thereafter	134,963,554
Total	366,620,870
Rental expenses	¥ 18,563,115	¥ 19,313,730	¥ 20,574,072
Lessor, Operating Lease, Renewal Term	10 years			10 years
Maximum [Member]
Future minimum payments under non-cancelable operating leases:
Lessee, Operating Lease, Liability, Payments, Due	¥ 106,300,000			$ 15.5